Investment Strategy - BTS Tactical Fixed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in fixed income securities of domestic and foreign issuers or counterparties (“80% investment policy”). The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities (“MBS”), (vi) asset-backed securities (“ABS”), preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income derivatives including options, financial futures, options on futures and swaps, (xi) other evidences of indebtedness; and (xii) other investment companies that invest primarily in fixed income securities. The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice and a change in the 80% policy would also necessitate a change in the Fund name.

BTS Asset Management, Inc. (the “Adviser”) uses an active trading strategy based on a proprietary tactical asset allocation strategy to take advantage of trends and momentum in the market. The Fund will seek primarily to invest in cash equivalents or enter into certain derivative transactions to hedge against adverse price movements when the Adviser believes that the market conditions are unfavorable for investing in fixed income securities. Using this model the Adviser expects the Fund to invest aggressively in securities of a particular fixed income asset category when trends are positive or, conversely, sell securities in that fixed income asset category when trends are unfavorable. The Adviser may engage in frequent trading of the Fund’s portfolio resulting in a higher portfolio turnover rate.

The Adviser’s investment approach includes two primary components:

Defensive Capital Preservation. When the Adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, or adverse market, economic, political, or other conditions exist, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds (as defined below) or short positions in derivatives. During such periods, the Fund may not be able to achieve its investment objective.

Aggressive Total Return. When the Adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in various fixed income securities, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of fixed income securities without restriction as to maturity, credit quality, type of issuer, country or currency.

•	The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.
•	Debt Securities: The Fund may invest in foreign and domestic debt securities, including corporate debt securities, government and agency debt securities, convertible debt securities, debentures, trust receipts, preferred capital stock, convertible capital stock, and shares of registered open-end and closed-end mutual funds that invest primarily in debt securities.
•	The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds
— commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”). High yield bonds have a higher expected rate of default than investment grade bonds.
•	The Fund may invest in lower rated, high yield debt securities directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.
•	The Fund may invest in closed-end and open-end registered investment companies (“Underlying Funds”) to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.
•	Derivatives: The Fund may invest in credit derivative products to be used by the Fund to gain exposure to specific asset class sectors, such as the high yield bond sector, in order to invest long or short in the specific asset classes. These products include credit default swaps (“CDS”) and credit default swap index products (including CDX index products).
•	Equity Securities: The Fund may also invest up to 20% of its assets in U.S. or foreign equity securities.

The Fund intends to employ leverage (i.e., borrow money from banks, and/or other financial institutions, or other forms of direct and indirect borrowings) and reinvest the proceeds of such borrowings. The use of leverage by the Fund can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. The level of interest rates generally, and the rates at which the Fund can borrow in particular, can affect the operating results of the Fund.

Although the Adviser’s investment strategy contemplates investing entirely in one class of fixed income securities, at times the Fund may be invested across multiple classes.